Investments - Financial Information of Weichai Ballard (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 13, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Current assets		$ 229,526	$ 261,593
Current liabilities		(64,516)	(47,709)
Foreign exchange gain (loss)		(420)	(1,078)
Carrying amount of investment		21,647	13,994
Net loss		39,050	27,323
Corporate share of net loss		$ 11,059	$ 1,154
Weichai Ballard JV
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	49.00%	49.00%	49.00%
Net assets		$ 23,404	$ 13,642
Incorporation costs		4	320
Carrying amount of investment		21,642	13,989	$ 0
Corporate share of net loss		10,580	617
Weichai Ballard JV | Weichai Ballard JV
Disclosure of joint ventures [line items]
Current assets		48,836	28,963
Non-current assets		15	0
Current liabilities		(553)	(1,123)
Non-current liabilities		(534)	0
Net assets		47,764	27,840
Incorporation costs		324	320
Foreign exchange gain (loss)		(2,086)	27
Carrying amount of investment		21,642	13,989
Revenue		6,950	0
Net loss		(21,591)	(1,259)
Corporate share of net loss		$ (10,580)	$ (617)